THE COMPANY	12 Months Ended
Dec. 31, 2013
Company
THE COMPANY

Network-1 Technologies, Inc. (the “Company”) is engaged in the development, licensing and protection of its intellectual property assets. The Company presently owns twenty-two (22) patents that relate to various technologies including patents covering (i) the delivery of power over Ethernet ("PoE") cables for the purpose of remotely powering network devices, such as wireless access ports, IP phones and network based cameras; (ii) foundational technologies that enable unified search and indexing, displaying and archiving of documents in a computer system; (iii) enabling technology for identifying media content on the Internet and taking further action to be performed based on such identification including, among others, the insertion of advertising and the facilitation of the purchase of goods and services related to such content; and (iv) systems and methods for the transmission of audio, video and data over computer and telephony networks in order to achieve high quality of service (QoS). The Company’s strategy is to pursue licensing and strategic alliances with companies in industries that manufacture and sell products that make use of the technologies underlying the Company’s intellectual property as well as with other users of the technologies who benefit directly from the technologies including corporate entities and educational institutions. The Company has been actively engaged in licensing its remote power patent (U.S. Patent No. 6,218,930) covering the control of power delivery over Ethernet cables (the “Remote Power Patent”). The Company has entered into sixteen (16) license agreements with respect to its Remote Power Patent. The Company’s current strategy includes continuing to pursue licensing opportunities for its Remote Power Patent and efforts to monetize two patent portfolios (the Cox and Mirror Worlds patent portfolios) acquired by the Company in 2013 (See Note D[2] hereof). The Company continually reviews opportunities to acquire or license additional intellectual property. In addition, the Company may enter into strategic relationships with third parties to develop, commercialize, license or otherwise monetize their intellectual property.

The accompanying financial statements include the accounts of the Company and its wholly owned subsidiary, Mirror Worlds Technologies, LLC (a single member LLC).